CERTARCA

NYSE Regulation

NYSE Regulation, Inc.
11 Wall Street
New York, NY 10005

12000282

October 18, 2012

Ms. Velma Smith, Branch Chief
Securities and Exchange Commission
Division of Corporation Finance – Filer Support Office
100 F Street, N.W., Mail Stop 3040
Washington, D.C. 20549

Re:	iShares, Inc.	
	Issuer CIK:	0000930667
	Issuer File Number:	001-11653
	Form Type:	8-A12B
	Filing Date:	10/17/2012

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. has received an application from the above-referenced issuer and has approved the following security for listing on NYSE Arca, Inc. (the "Exchange"):

iShares Core MSCI Emerging Markets ETF

The Exchange requests acceleration of registration of the security under the Securities Exchange Act of 1934. If there are any questions, please call me at (212) 656-5839. Your assistance is greatly appreciated.

Sincerely,

Reid Carroll